Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Income Taxes [Line Items]
Total	$ (3,562,967)		$ (3,701,404)
Non-PRC [Member]
Income Taxes [Line Items]
Total	(90,759)	$ (105,628)
PRC [Member]
Income Taxes [Line Items]
Total	$ (3,472,208)	$ (3,595,776)